Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,467,857.92
Total Fee Amount	1,307.51
Total Offset Amount	0.00
Net Fee	$ 1,307.51
Offering Table N/A
Offset Table N/A	N/A